As filed with the Securities and Exchange Commission on October 25, 2013

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No.          [  ]

Post-Effective Amendment No.  103     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 105                             [X]

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Diana E. McCarthy, Esq.	Craig Carberry, Esq., Secretary
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square, Suite 2000	50 South LaSalle Street
Philadelphia, Pennsylvania 19103	Chicago, Illinois 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[x] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 103 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 25th day of October, 2013.

NORTHERN FUNDS
/s/ Lloyd A. Wennlund
Lloyd A. Wennlund President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 103 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal Executive Officer)	October 25, 2013
Lloyd A. Wennlund

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 25, 2013

* William L. Bax William L. Bax	Trustee Multi-Manager Funds	October 25, 2013

* Edward J. Condon, Jr. Edward J. Condon, Jr.	Trustee Multi-Manager Funds	October 25, 2013

* Mark G. Doll Mark G. Doll	Trustee Multi-Manager Funds	October 25, 2013

* Sandra Polk Guthman Sandra Polk Guthman	Trustee Multi-Manager Funds	October 25, 2013

* Michael H. Moskow Michael H. Moskow	Trustee Multi-Manager Funds	October 25, 2013

* Richard P. Strubel Richard P. Strubel	Trustee Multi-Manager Funds	October 25, 2013

* Casey J. Sylla Casey J. Sylla	Trustee Multi-Manager Funds	October 25, 2013

*Pursuant to a power of attorney incorporated by reference (Accession No. 0001193125-13-97456)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase